Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BMO FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Dec. 27, 2013
BMO Lloyd George Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BMO Lloyd George Emerging Markets Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year example reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2014. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests at least 80% of its assets in equity securities of foreign companies located in emerging markets or whose primary business activities or principal trading markets are in emerging markets. The Fund’s sub-adviser, Lloyd George Management (Europe) Limited (“LGM(E)”), considers emerging markets to be those markets in any country other than Canada, Luxembourg, the U.S., Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. LGM(E) may make adjustments to the list of emerging markets countries from time to time based on economic criteria, market changes, or other factors.

		LGM(E) uses a “bottom-up,” fundamental approach to identify quality, growth companies typically with dominant industry positions, strong balance sheets, and cash flows to support a sustainable dividend payout.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. If the value of the Fund’s investments goes down, you may lose money.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Foreign Securities Risks. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political, and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

Emerging Markets Risks. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock, and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

		Management Risks. LGM(E)’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.
Risk Lose Money [Text]	rr_RiskLoseMoney	The net asset value of the Fund will vary and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com. LGM(E) assumed its role as sub-adviser of the Fund effective December 28, 2012. From December 29, 2011 to December 28, 2012, Lloyd George Management (Hong Kong) Limited (“LGM(HK)”), another affiliate of the Adviser, served as the Fund’s sub-adviser. Prior to December 29, 2011, the Fund was known as the Marshall Emerging Markets Equity Fund and was managed by another sub-adviser. The performance results shown in the bar chart and table are from periods during which the Fund was managed by LGM(E), LGM(HK), or another sub-adviser.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bmofunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class Y—Annual Total Returns (calendar years 2009-2012)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The return for the Class Y shares of the Fund from January 1, 2013 through September 30, 2013 was (5.04)%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2009	32.53%
Worst quarter	9/30/2011	(23.81)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns through 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class Y, and after-tax returns for Class I will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class Y, and after-tax returns for Class I will vary.

The Morgan Stanley Capital International Emerging Markets Index (EMI) is a market capitalization-weighted equity index of companies representative of the market structure of emerging countries in Europe, Latin America, Africa, Middle East and Asia.

		The Lipper Emerging Markets Funds Index (LEMFI) is an average of the 30 largest mutual funds included in this Lipper category.
BMO Lloyd George Emerging Markets Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.40%	[1]
1 Year	rr_ExpenseExampleYear01	$ 143
3 Years	rr_ExpenseExampleYear03	496
5 Years	rr_ExpenseExampleYear05	873
10 Years	rr_ExpenseExampleYear10	1,934
2009	rr_AnnualReturn2009	67.91%
2010	rr_AnnualReturn2010	19.20%
2011	rr_AnnualReturn2011	(23.85%)
2012	rr_AnnualReturn2012	18.88%
Year to Date Return, Label	rr_YearToDateReturnLabel	The return for the Class Y shares of the Fund from January 1, 2013 through September 30, 2013
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.04%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.81%)
1 Year	rr_AverageAnnualReturnYear01	18.88%
Since Inception	rr_AverageAnnualReturnSinceInception	16.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2008
BMO Lloyd George Emerging Markets Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[1]
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	419
5 Years	rr_ExpenseExampleYear05	742
10 Years	rr_ExpenseExampleYear10	$ 1,658
1 Year	rr_AverageAnnualReturnYear01	19.22%
Since Inception	rr_AverageAnnualReturnSinceInception	16.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2008
BMO Lloyd George Emerging Markets Equity Fund | Return After Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.92%
Since Inception	rr_AverageAnnualReturnSinceInception	15.02%
BMO Lloyd George Emerging Markets Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.03%
Since Inception	rr_AverageAnnualReturnSinceInception	14.09%
BMO Lloyd George Emerging Markets Equity Fund | EMI (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.22%
Since Inception	rr_AverageAnnualReturnSinceInception	20.09%
BMO Lloyd George Emerging Markets Equity Fund | LEMFI (reflects deduction of fees and no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.11%
Since Inception	rr_AverageAnnualReturnSinceInception	20.05%

[1]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, and Acquired Fund Fees and Expenses) from exceeding 1.40% for Class Y and 1.15% for Class I through December 31, 2014. This expense limitation agreement may not be terminated prior to December 31, 2014 without the consent of the Fund's Board of Directors, unless terminated due to the termination of the investment advisory agreement.